Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000002050 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000002050 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000002050 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000002050 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000002050 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000002050 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000002050 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000002050 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000002050 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000002050 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000002050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000002050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002050 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002051 [Member] | WSFS Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000002051 [Member] | Arlo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000002051 [Member] | American Woodmark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000002051 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000002051 [Member] | Malibu Boats Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000002051 [Member] | Advance Auto Parts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000002051 [Member] | Limbach Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000002051 [Member] | Steelcase Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000002051 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002051 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000002051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000002051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000002051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002051 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002052 [Member] | TEXAS ST DEPT OF HSG And CMNTY AFFAIRS RESDL MTG REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000002052 [Member] | MINNESOTA ST HSG FIN AGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000002052 [Member] | UTAH ST HSG CORP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000002052 [Member] | GEORGIA ST HSG And FIN AUTH REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000002052 [Member] | MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002052 [Member] | NEW JERSEY ST HSG And MTGE FIN AGY REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002052 [Member] | TEXAS ST DEPT OF HSG And CMNTY AFFAIRS RESDL MTG REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000002052 [Member] | TEXAS ST DEPT OF HSG And CMNTY AFFAIRS RESDL MTG REVENUE TWO [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000002052 [Member] | MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002052 [Member] | NEW JERSEY ST HSG And MTGE FIN AGY REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000002052 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002052 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002052 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000002052 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002052 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002052 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002052 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002052 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002052 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002052 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002052 [Member] | Other including Closed End Funds and Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000073549 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000073549 [Member] | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000073549 [Member] | Glenveagh Properties PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000073549 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000073549 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000073549 [Member] | UBS Group A G Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000073549 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000073549 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000073549 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000073549 [Member] | Novartis A G Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000073549 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000073549 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000073549 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000073549 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073549 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073549 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000073549 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000073549 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000073549 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000073549 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073549 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073549 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%